CONTINGENT LIABILITIES (Brazilian Federal Communication Agency - Anatel) (Details) R$ in Millions					1 Months Ended
	Jul. 13, 2015 ILS (₪)	Jul. 13, 2015 USD ($)	Mar. 05, 2012 ILS (₪)	Mar. 05, 2012 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 USD ($)
ILS [Member]
Loss Contingencies [Line Items]
Total amount claimed			₪ 30,000	$ 8,500
Unfavorable Regulatory Action FUST Contribution [Member]
Loss Contingencies [Line Items]
Additional tax assessment						$ 4,400,000
Unfavorable Regulatory Action FUST Contribution [Member] | Brazil, Brazil Real
Loss Contingencies [Line Items]
Additional tax assessment | R$					R$ 23.0
Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Total amount claimed		$ 85,200,000
Unfavorable Regulatory Action [Member] | ILS [Member]
Loss Contingencies [Line Items]
Total amount claimed | ₪	₪ 300,000,000